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                [LETTERHEAD OF STATE STREET BANK AND TRUST COMPANY APPEARS HERE]



                                             November 1, 1999

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

     RE:   The Munder Funds, Inc. (the "Company")
           File Nos. 33-54748,811-7346
           CIK 894192, Post-Effective Amendment No. 40
           -------------------------------------------

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 40 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 1999 (Accession # 0000950131-99-005853).

     Any comments or questions with respect to this filing should be directed to me at (617) 662-3969.

                                             Very truly yours,

                                             /s/ Francine S. Hayes
                                             ---------------------
                                             Francine S. Hayes
                                             Associate Counsel



cc:  T. Gardner
     L. Wilson
     J. Kanter
     S. Zoltowski